Loss per Share - Anti-dilutive common equivalent shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	201,552,884	15,549,977
Outstanding options to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	25,287,670	15,549,977
Outstanding RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	3,946,630
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	36,078,620
Outstanding Special Shares and options to purchase Special Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	136,239,964